Distribution Date:	12/17/25	Wells Fargo Commercial Mortgage Trust 2016-NXS6
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2016-NXS6

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States

Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP

Current Mortgage Loan and Property Stratification	8-12		Attention: Andrew Hundertmark		ahundertmark@argenticservices.com;
Mortgage Loan Detail (Part 1)	13-14				jmayfield@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	17
			Attention: Reporting		Reporting@belloakadvisors.com

Historical Detail	18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States

Delinquency Loan Detail	19	Asset Representations	BellOak, LLC

Collateral Stratification and Historical Detail	20	Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	21
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	22
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	23		Bank, N.A.

Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Interest Shortfall Detail - Collateral Level	26	Trustee	Wilmington Trust, National Association

Supplemental Notes	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000KAY1	1.417000%	27,042,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000KAZ8	2.399000%	115,788,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000KBA2	2.642000%	150,000,000.00	147,179,420.70	743,197.53	324,040.02	0.00	0.00	1,067,237.55	146,436,223.17	35.46%	30.00%
A-4	95000KBB0	2.918000%	206,019,000.00	206,019,000.00	0.00	500,969.53	0.00	0.00	500,969.53	206,019,000.00	35.46%	30.00%
A-SB	95000KBC8	2.827000%	31,139,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000KBD6	3.377000%	48,267,000.00	48,267,000.00	0.00	135,831.38	0.00	0.00	135,831.38	48,267,000.00	26.62%	23.63%
B	95000KBG9	3.811000%	35,964,000.00	35,964,000.00	0.00	114,215.67	0.00	0.00	114,215.67	35,964,000.00	20.04%	18.88%
C	95000KBH7	4.342551%	35,963,000.00	35,963,000.00	0.00	130,142.62	0.00	0.00	130,142.62	35,963,000.00	13.45%	14.13%
D	95000KAJ4	3.059000%	43,535,000.00	43,535,000.00	0.00	110,977.97	0.00	0.00	110,977.97	43,535,000.00	5.48%	8.38%
E	95000KAL9	2.342551%	20,821,000.00	20,821,000.00	0.00	36,627.91	0.00	0.00	36,627.91	20,821,000.00	1.67%	5.63%
F*	95000KAN5	2.342551%	8,518,000.00	8,518,000.00	0.00	0.00	0.00	0.00	0.00	8,518,000.00	0.11%	4.50%
G	95000KAQ8	2.342551%	11,357,000.00	597,665.24	0.00	0.00	0.00	0.00	0.00	597,665.24	0.00%	3.00%
H	95000KAS4	2.342551%	22,713,952.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95000KAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000KAW5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			757,126,952.02	546,864,085.94	743,197.53	1,352,805.10	0.00	0.00	2,096,002.63	546,120,888.41

X-A	95000KBE4	1.539561%	529,988,000.00	353,198,420.70	0.00	453,142.14	0.00	0.00	453,142.14	352,455,223.17
X-B	95000KBF1	0.546790%	120,194,000.00	120,194,000.00	0.00	54,767.43	0.00	0.00	54,767.43	120,194,000.00
X-D	95000KAA3	1.283551%	43,535,000.00	43,535,000.00	0.00	46,566.15	0.00	0.00	46,566.15	43,535,000.00
X-E	95000KAC9	2.000000%	20,821,000.00	20,821,000.00	0.00	34,701.67	0.00	0.00	34,701.67	20,821,000.00
X-FG	95000KAE5	2.000000%	19,875,000.00	9,115,665.24	0.00	15,192.78	0.00	0.00	15,192.78	9,115,665.24
X-H	95000KAG0	2.000000%	22,713,952.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			757,126,952.00	546,864,085.94	0.00	604,370.17	0.00	0.00	604,370.17	546,120,888.41

Deal Distribution Total					743,197.53	1,957,175.27	0.00	0.00	2,700,372.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000KAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000KAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000KBA2	981.19613800	4.95465020	2.16026680	0.00000000	0.00000000	0.00000000	0.00000000	7.11491700	976.24148780
A-4	95000KBB0	1,000.00000000	0.00000000	2.43166664	0.00000000	0.00000000	0.00000000	0.00000000	2.43166664	1,000.00000000
A-SB	95000KBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000KBD6	1,000.00000000	0.00000000	2.81416661	0.00000000	0.00000000	0.00000000	0.00000000	2.81416661	1,000.00000000
B	95000KBG9	1,000.00000000	0.00000000	3.17583333	0.00000000	0.00000000	0.00000000	0.00000000	3.17583333	1,000.00000000
C	95000KBH7	1,000.00000000	0.00000000	3.61879209	0.00000000	0.00000000	0.00000000	0.00000000	3.61879209	1,000.00000000
D	95000KAJ4	1,000.00000000	0.00000000	2.54916665	0.00000000	0.00000000	0.00000000	0.00000000	2.54916665	1,000.00000000
E	95000KAL9	1,000.00000000	0.00000000	1.75918112	0.19294462	0.65810912	0.00000000	0.00000000	1.75918112	1,000.00000000
F	95000KAN5	1,000.00000000	0.00000000	0.00000000	1.95212609	14.22828598	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000KAQ8	52.62527428	0.00000000	0.00000000	0.10273136	0.74876640	0.00000000	0.00000000	0.00000000	52.62527428
H	95000KAS4	0.00000000	0.00000000	0.00000000	0.00000000	113.20337430	0.00000000	0.00000000	0.00000000	0.00000000
V	95000KAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000KAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000KBE4	666.42720345	0.00000000	0.85500453	0.00000000	0.00000000	0.00000000	0.00000000	0.85500453	665.02491221
X-B	95000KBF1	1,000.00000000	0.00000000	0.45565860	0.00000000	0.00000000	0.00000000	0.00000000	0.45565860	1,000.00000000
X-D	95000KAA3	1,000.00000000	0.00000000	1.06962559	0.00000000	0.00000000	0.00000000	0.00000000	1.06962559	1,000.00000000
X-E	95000KAC9	1,000.00000000	0.00000000	1.66666683	0.00000000	0.00000000	0.00000000	0.00000000	1.66666683	1,000.00000000
X-FG	95000KAE5	458.64982340	0.00000000	0.76441660	0.00000000	0.00000000	0.00000000	0.00000000	0.76441660	458.64982340
X-H	95000KAG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/25 - 11/30/25	30	0.00	324,040.02	0.00	324,040.02	0.00	0.00	0.00	324,040.02	0.00
A-4	11/01/25 - 11/30/25	30	0.00	500,969.53	0.00	500,969.53	0.00	0.00	0.00	500,969.53	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	11/01/25 - 11/30/25	30	0.00	453,142.14	0.00	453,142.14	0.00	0.00	0.00	453,142.14	0.00
X-B	11/01/25 - 11/30/25	30	0.00	54,767.43	0.00	54,767.43	0.00	0.00	0.00	54,767.43	0.00
X-D	11/01/25 - 11/30/25	30	0.00	46,566.15	0.00	46,566.15	0.00	0.00	0.00	46,566.15	0.00
X-E	11/01/25 - 11/30/25	30	0.00	34,701.67	0.00	34,701.67	0.00	0.00	0.00	34,701.67	0.00
X-FG	11/01/25 - 11/30/25	30	0.00	15,192.78	0.00	15,192.78	0.00	0.00	0.00	15,192.78	0.00
X-H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	11/01/25 - 11/30/25	30	0.00	135,831.38	0.00	135,831.38	0.00	0.00	0.00	135,831.38	0.00
B	11/01/25 - 11/30/25	30	0.00	114,215.67	0.00	114,215.67	0.00	0.00	0.00	114,215.67	0.00
C	11/01/25 - 11/30/25	30	0.00	130,142.62	0.00	130,142.62	0.00	0.00	0.00	130,142.62	0.00
D	11/01/25 - 11/30/25	30	0.00	110,977.97	0.00	110,977.97	0.00	0.00	0.00	110,977.97	0.00
E	11/01/25 - 11/30/25	30	9,666.32	40,645.21	0.00	40,645.21	4,017.30	0.00	0.00	36,627.91	13,702.49
F	11/01/25 - 11/30/25	30	104,364.60	16,628.21	0.00	16,628.21	16,628.21	0.00	0.00	0.00	121,196.54
G	11/01/25 - 11/30/25	30	7,322.73	1,166.72	0.00	1,166.72	1,166.72	0.00	0.00	0.00	8,503.74
H	N/A	N/A	2,566,286.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,571,296.01
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,687,639.95	1,978,987.50	0.00	1,978,987.50	21,812.23	0.00	0.00	1,957,175.27	2,714,698.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,700,372.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,987,091.19	Master Servicing Fee	3,331.16
Interest Reductions due to Nonrecoverability Determination	(16,690.02)	Certificate Administrator Fee	3,355.76
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	227.86
ARD Interest	0.00	Operating Advisor Fee	750.36
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	132.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,970,401.17	Total Fees	8,087.30

Principal		Expenses/Reimbursements
Scheduled Principal	743,197.53	Reimbursement for Interest on Advances	402.71
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	706.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,029.46
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	743,197.53	Total Expenses/Reimbursements	5,138.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,957,175.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	743,197.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,700,372.80
Total Funds Collected	2,713,598.70	Total Funds Distributed	2,713,598.66

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	546,864,085.94	546,864,085.94	Beginning Certificate Balance	546,864,085.94
(-) Scheduled Principal Collections	743,197.53	743,197.53	(-) Principal Distributions	743,197.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	546,120,888.41	546,120,888.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	547,011,145.76	547,011,145.76	Ending Certificate Balance	546,120,888.41
Ending Actual Collateral Balance	546,344,472.62	546,344,472.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	123,756,786.81	22.66%	8	4.1355	NAP	Defeased	10	123,756,786.81	22.66%	8	4.1355	NAP
2,000,000 or less	1	1,364,636.32	0.25%	9	4.6400	2.289700	1.30 or less	8	85,241,521.10	15.61%	4	4.6558	1.153752
2,000,001 to 3,000,000	3	6,445,217.06	1.18%	9	4.3674	1.745425	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	9	31,128,210.58	5.70%	8	4.8200	2.054256	1.41 to 1.50	2	11,062,477.70	2.03%	8	4.5200	1.489287
4,000,001 to 5,000,000	1	4,038,845.09	0.74%	8	4.2100	2.035200	1.51 to 1.75	6	36,256,331.67	6.64%	6	4.4869	1.685141
5,000,001 to 6,000,000	4	20,527,777.15	3.76%	8	4.6453	1.654792	1.76 to 2.00	7	102,164,290.28	18.71%	5	4.5625	1.853803
6,000,001 to 7,000,000	3	19,873,008.82	3.64%	9	4.6523	1.285048	2.01 to 2.25	8	95,412,887.35	17.47%	5	4.4927	2.107707
7,000,001 to 8,000,000	1	7,856,204.51	1.44%	8	4.5200	1.487200	2.26 to 2.50	3	40,933,080.12	7.50%	9	4.2236	2.348569
8,000,001 to 9,000,000	1	8,807,137.18	1.61%	(2)	4.7900	1.641300	2.51 to 2.75	1	10,000,000.00	1.83%	8	3.8600	2.577700
9,000,001 to 10,000,000	2	19,681,151.39	3.60%	9	4.4326	2.374595	2.76 to 3.00	1	3,316,726.02	0.61%	8	5.1000	2.883100
10,000,001 to 15,000,000	4	57,827,887.83	10.59%	6	4.2940	2.010018	3.01 or greater	3	37,976,787.36	6.95%	9	3.5969	3.176394
15,000,001 to 20,000,000	4	65,127,772.04	11.93%	6	4.2644	2.160215	Totals	49	546,120,888.41	100.00%	6	4.3601	1.998584
20,000,001 to 30,000,000	4	91,367,280.08	16.73%	4	4.3569	1.862914
30,000,001 to 50,000,000	2	88,318,973.55	16.17%	4	4.4265	1.952729
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	49	546,120,888.41	100.00%	6	4.3601	1.998584
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	123,756,786.81	22.66%	8	4.1355	NAP
							Defeased	11	123,756,786.81	22.66%	8	4.1355	NAP
California	7	43,449,041.39	7.96%	8	4.4089	1.726660
							Industrial	1	2,003,051.82	0.37%	9	4.2500	1.309400
Florida	5	46,076,831.99	8.44%	9	3.7942	2.920504
							Lodging	6	50,115,964.53	9.18%	8	4.7916	1.543689
Georgia	2	16,069,056.73	2.94%	1	4.0031	1.370688
							Mixed Use	1	24,143,556.38	4.42%	8	3.7800	2.311500
Illinois	1	21,646,169.03	3.96%	0	4.7862	1.971600
							Multi-Family	9	107,150,208.53	19.62%	3	4.4369	1.930300
Indiana	7	11,568,665.57	2.12%	10	4.8810	2.411800
							Office	13	95,986,687.16	17.58%	7	4.6718	1.981784
Kansas	1	6,930,348.12	1.27%	10	4.8500	1.007000
							Retail	20	142,964,633.18	26.18%	6	4.2359	1.998162
Kentucky	1	3,927,062.44	0.72%	7	5.1000	1.971900
							Totals	61	546,120,888.41	100.00%	6	4.3601	1.998584
Louisiana	1	38,318,973.55	7.02%	9	4.4615	1.786400

Massachusetts	1	5,147,527.03	0.94%	8	5.0000	0.812900

Michigan	1	9,681,151.39	1.77%	10	5.0240	2.164800

Mississippi	2	5,152,118.60	0.94%	5	4.9532	1.617826

Nevada	1	2,323,570.46	0.43%	9	4.5300	2.127800

New York	5	111,146,608.20	20.35%	3	4.2138	2.107285

Ohio	3	19,067,003.22	3.49%	8	4.6433	2.052057

Pennsylvania	4	37,559,060.46	6.88%	8	4.5013	1.397872

South Carolina	1	14,623,467.42	2.68%	6	5.1830	1.300100

Texas	5	24,082,063.86	4.41%	(1)	4.7795	1.466791

Virginia	1	3,476,787.36	0.64%	9	5.0550	3.124000

Wisconsin	1	2,118,594.78	0.39%	10	4.3000	1.738300

Totals	61	546,120,888.41	100.00%	6	4.3601	1.998584

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	123,756,786.81	22.66%	8	4.1355	NAP	Defeased	10	123,756,786.81	22.66%	8	4.1355	NAP
	3.500% or less	2	34,500,000.00	6.32%	9	3.4500	3.181674	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	48,847,976.79	8.94%	6	3.8457	2.057115	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	27,932,290.60	5.11%	9	4.2075	1.883038	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	115,437,568.33	21.14%	4	4.4184	1.924380	49 months or greater	39	422,364,101.60	77.34%	6	4.4259	1.937943
	4.501% to 4.750%	13	90,128,235.89	16.50%	6	4.5848	1.610962	Totals	49	546,120,888.41	100.00%	6	4.3601	1.998584
	4.751% to 5.000%	7	67,259,060.47	12.32%	5	4.8526	1.709857
	5.001% or 5.250%	6	38,258,969.52	7.01%	8	5.1042	1.916520
	5.251% or 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	546,120,888.41	100.00%	6	4.3601	1.998584
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	123,756,786.81	22.66%	8	4.1355	NAP	Defeased	10	123,756,786.81	22.66%	8	4.1355	NAP
	84 months or less	39	422,364,101.60	77.34%	6	4.4259	1.937943	Interest Only	7	154,646,169.03	28.32%	4	4.2289	2.303028
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	55,375,238.43	10.14%	6	4.5786	1.632388
	Totals	49	546,120,888.41	100.00%	6	4.3601	1.998584	241 months to 300 months	23	212,342,694.14	38.88%	7	4.5295	1.751740
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	546,120,888.41	100.00%	6	4.3601	1.998584
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	123,756,786.81	22.66%	8	4.1355	NAP			No outstanding loans in this group
Underwriter's Information		2	40,000,000.00	7.32%	4	4.0436	2.410000
	12 months or less	35	375,267,444.44	68.72%	6	4.4549	1.887046
	13 months to 24 months	1	3,169,594.72	0.58%	8	4.9770	1.964500
	25 months or greater	1	3,927,062.44	0.72%	7	5.1000	1.971900
	Totals	49	546,120,888.41	100.00%	6	4.3601	1.998584
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306590001	MF	Long Island City	NY	Actual/360	4.400%	183,320.83	0.00	0.00	N/A	01/05/26	--	50,000,000.00	50,000,000.00	12/05/25
1A	306591001	MF	Long Island City	NY	Actual/360	4.400%	91,660.42	0.00	0.00	N/A	01/05/26	--	25,000,000.00	25,000,000.00	12/05/25
3	306590003	MU	Middle Village	NY	Actual/360	3.482%	87,050.00	0.00	0.00	N/A	09/05/26	06/05/26	30,000,000.00	30,000,000.00	12/05/25
3A	306591003	MU	Middle Village	NY	Actual/360	3.482%	87,050.00	0.00	0.00	N/A	09/05/26	06/05/26	30,000,000.00	30,000,000.00	12/05/25
4	306590004	OF	New Orleans	LA	Actual/360	4.462%	142,777.83	83,670.49	0.00	N/A	09/05/26	--	38,402,644.04	38,318,973.55	12/05/25
5	306590005	RT	Miami	FL	Actual/360	3.450%	56,062.50	0.00	0.00	N/A	09/01/26	--	19,500,000.00	19,500,000.00	12/01/25
5A	306591005	RT	Miami	FL	Actual/360	3.450%	43,125.00	0.00	0.00	N/A	09/01/26	--	15,000,000.00	15,000,000.00	12/01/25
8	306590008	MU	Mount Kisco	NY	Actual/360	3.780%	76,251.27	63,194.59	0.00	N/A	08/10/26	--	24,206,750.97	24,143,556.38	12/10/25
9	306590009	OF	Various	Various	Actual/360	4.881%	62,881.62	34,638.04	0.00	N/A	10/06/26	--	15,459,525.46	15,424,887.42	12/06/25
9A	306591109				Actual/360	4.881%	32,730.94	18,029.69	0.00	N/A	10/06/26	06/06/26	8,046,942.99	8,028,913.30	12/06/25
10	306590010	LO	New York	NY	Actual/360	4.725%	104,934.38	0.00	0.00	N/A	03/05/26	--	26,650,000.00	26,650,000.00	12/05/25
11	310934908	LO	King Of Prussia	PA	Actual/360	4.530%	77,866.19	49,251.16	0.00	N/A	07/11/26	--	20,626,805.83	20,577,554.67	12/11/25
12	306590012	OF	Northbrook	IL	Actual/360	4.786%	86,336.52	0.00	0.00	N/A	12/05/25	--	21,646,169.03	21,646,169.03	12/05/27
13	301741120	RT	Columbus	GA	Actual/360	3.944%	48,514.01	56,435.93	0.00	N/A	12/06/25	--	14,760,856.34	14,704,420.41	11/06/25
14	301461027	RT	Pasadena	TX	Actual/360	4.750%	59,984.98	32,346.60	0.00	N/A	09/06/25	--	15,154,101.26	15,121,754.66	11/06/25
15	301741137	RT	Bluffton	SC	Actual/360	5.183%	63,300.86	32,335.82	0.00	N/A	06/06/26	--	14,655,803.24	14,623,467.42	12/06/25
16	310936312	RT	Pleasanton	CA	Actual/360	4.200%	52,877.87	26,831.93	0.00	N/A	09/11/26	--	15,107,961.89	15,081,129.96	12/11/25
17	306590017	OF	Akron	OH	Actual/360	4.650%	52,312.50	0.00	0.00	10/05/26	10/05/36	--	13,500,000.00	13,500,000.00	12/05/25
18	306590018	LO	Southaven	MI	Actual/360	5.024%	40,668.16	32,580.49	0.00	N/A	10/06/26	--	9,713,731.88	9,681,151.39	12/06/25
19	306590019	OF	Various	MD	Actual/360	4.760%	39,065.74	20,993.04	0.00	N/A	09/06/26	06/06/26	9,848,506.44	9,827,513.40	12/06/25
20	301741140	RT	Various	Various	Actual/360	4.790%	35,226.87	17,965.33	0.00	10/06/25	10/06/45	--	8,825,102.51	8,807,137.18	11/06/25
21	306590021	RT	New York	NY	Actual/360	3.860%	32,166.67	0.00	0.00	N/A	08/05/26	--	10,000,000.00	10,000,000.00	12/05/25
22	301741152	LO	Overland Park	KS	Actual/360	4.850%	28,106.04	23,723.52	0.00	N/A	10/06/26	--	6,954,071.64	6,930,348.12	12/06/25
23	306590023	MF	Los Angeles	CA	Actual/360	4.520%	29,648.99	15,207.65	0.00	N/A	08/05/26	--	7,871,412.16	7,856,204.51	12/05/25
24	301741153	RT	Wind Gap Borough	PA	Actual/360	4.210%	23,947.72	16,689.16	0.00	N/A	10/06/26	--	6,825,952.89	6,809,263.73	12/06/25
25	301741148	LO	Exton	PA	Actual/360	4.920%	25,233.69	21,161.39	0.00	N/A	08/06/26	--	6,154,558.36	6,133,396.97	12/06/25
26	301741142	RT	Kissimmee	FL	Actual/360	4.540%	19,328.50	18,343.61	0.00	N/A	07/06/26	--	5,108,854.86	5,090,511.25	12/06/25
27	306590027	RT	Pittsfield	MA	Actual/360	5.000%	21,496.02	11,518.51	0.00	N/A	08/06/26	--	5,159,045.54	5,147,527.03	12/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	306590029	MF	Hawthorne	CA	Actual/360	4.520%	19,918.04	10,216.43	0.00	N/A	08/05/26	--	5,287,976.01	5,277,759.58	12/05/25
30	306590030	MF	Los Angeles	CA	Actual/360	4.520%	18,915.00	9,701.94	0.00	N/A	08/05/26	--	5,021,681.23	5,011,979.29	12/05/25
32	306590032	RT	Pocatello	ID	Actual/360	4.585%	16,039.18	14,799.13	0.00	N/A	09/06/26	--	4,197,363.76	4,182,564.63	12/06/25
33	301741145	RT	Westfall Township	PA	Actual/360	4.210%	14,221.93	14,911.12	0.00	N/A	08/06/26	--	4,053,756.21	4,038,845.09	12/06/25
34	306590034	RT	Colorado Springs	CO	Actual/360	4.500%	17,828.62	8,012.33	0.00	N/A	10/06/26	07/06/26	4,754,298.80	4,746,286.47	12/06/25
35	306590035	OF	Louisville	KY	Actual/360	5.100%	0.00	0.00	0.00	N/A	07/06/26	--	3,927,062.44	3,927,062.44	12/06/23
36	301741150	LO	Emporia	VA	Actual/360	5.055%	14,695.49	11,755.46	0.00	N/A	09/06/26	--	3,488,542.82	3,476,787.36	12/06/25
37	306590037	LO	Savannah	GA	Actual/360	5.600%	17,924.79	7,908.76	0.00	N/A	08/05/26	--	3,841,026.71	3,833,117.95	12/05/25
38	301741147	MF	North Canton	OH	Actual/360	4.550%	14,370.78	7,799.45	0.00	N/A	08/06/26	--	3,790,096.55	3,782,297.10	12/06/25
39	306590039	LO	Yulee	FL	Actual/360	5.100%	14,143.88	11,244.66	0.00	N/A	08/06/26	--	3,327,970.68	3,316,726.02	12/06/25
40	306590040	MF	Los Angeles	CA	Actual/360	4.520%	14,231.95	7,299.89	0.00	N/A	08/05/26	--	3,778,392.57	3,771,092.68	12/05/25
41	301741149	OF	Virginia Beach	VA	Actual/360	3.800%	10,090.50	8,314.82	0.00	N/A	08/06/26	--	3,186,472.88	3,178,158.06	12/06/25
42	301741141	SS	Various	GA	Actual/360	5.108%	14,121.82	7,344.12	0.00	N/A	07/06/26	--	3,317,577.12	3,310,233.00	12/06/25
43	306590043	RT	Brookhaven	MS	Actual/360	5.050%	13,638.88	7,146.56	0.00	N/A	09/06/26	--	3,240,921.45	3,233,774.89	12/06/25
44	306590044	MF	Los Angeles	CA	Actual/360	4.520%	12,244.99	6,280.74	0.00	N/A	08/05/26	--	3,250,882.92	3,244,602.18	12/05/25
45	306590045	MF	Los Angeles	CA	Actual/360	4.520%	12,100.34	6,206.54	0.00	N/A	08/05/26	--	3,212,479.73	3,206,273.19	12/05/25
46	306590046	OF	Altamonte Springs	FL	Actual/360	4.977%	13,166.79	5,037.38	0.00	N/A	08/06/26	--	3,174,632.10	3,169,594.72	12/06/25
47	410934627	IN	Long Island City	NY	Actual/360	4.250%	7,136.85	12,059.42	0.00	N/A	09/11/26	--	2,015,111.24	2,003,051.82	12/11/25
48	410933737	RT	Reedsburg	WI	Actual/360	4.300%	7,610.02	5,132.92	0.00	N/A	10/11/26	--	2,123,727.70	2,118,594.78	12/11/25
49	600934766	RT	Paradise	NV	Actual/360	4.530%	8,786.30	3,925.44	0.00	N/A	09/11/26	--	2,327,495.90	2,323,570.46	12/11/25
50	410936211	RT	Suwanee	GA	Actual/360	4.640%	5,288.90	3,183.47	0.00	N/A	09/11/26	--	1,367,819.79	1,364,636.32	12/11/25
Totals							1,970,401.17	743,197.53	0.00				546,864,085.94	546,120,888.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,355,753.71	6,760,459.93	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	5,156,248.00	2,734,021.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	14,344,807.00	8,384,702.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,089,717.25	6,010,633.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,585,040.12	2,198,722.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,070,932.00	2,192,480.88	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	839,195.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	8,137,110.73	3,622,541.95	01/01/25	06/30/25	--	0.00	0.00	104,888.44	104,888.44	0.00	0.00
14	1,134,323.72	721,574.40	01/01/25	06/30/25	12/11/25	0.00	0.00	92,396.93	92,396.93	0.00	0.00
15	1,480,864.59	812,650.43	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,775,116.42	1,331,659.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,312,830.50	656,415.25	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,998,624.35	2,125,263.13	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	3,054,684.23	2,325,207.37	01/01/25	09/30/25	--	0.00	0.00	53,008.34	53,008.34	0.00	0.00
21	861,586.92	503,471.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	880,796.87	871,251.52	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	945,153.94	618,420.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,044,709.20	903,719.70	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	769,155.08	407,815.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,092,781.76	680,741.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	421,685.74	283,924.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	766,648.91	604,491.12	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	609,931.00	487,209.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	722,850.00	571,775.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	533,110.50	487,721.58	01/01/23	09/30/23	--	0.00	0.00	(52.00)	373,811.78	103,869.08	0.00
36	655,101.92	1,107,387.27	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	615,778.08	457,188.99	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	970,148.05	981,909.29	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	427,297.07	311,647.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	423,397.00	321,943.98	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	367,505.91	285,988.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	363,560.49	256,170.99	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	423,213.18	338,651.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	311,434.70	285,718.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	267,300.00	200,475.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	324,734.00	257,779.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	241,763.65	64,416.05	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	25,918.26	0.00
Totals	76,535,696.59	52,005,345.24				0.00	0.00	250,241.71	624,105.49	129,787.34	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	1	3,927,062.44	0	0.00	1	3,927,062.44	1	15,121,754.66	0	0.00	0	0.00	4.360084%	4.344133%	6
11/18/25	0	0.00	0	0.00	1	3,927,062.44	0	0.00	1	3,927,062.44	0	0.00	0	0.00	0	0.00	4.359821%	4.350598%	7
10/20/25	0	0.00	0	0.00	1	3,927,062.44	0	0.00	1	3,927,062.44	0	0.00	0	0.00	0	0.00	4.359512%	4.350286%	8
09/17/25	0	0.00	0	0.00	1	3,927,062.44	0	0.00	1	3,927,062.44	0	0.00	0	0.00	0	0.00	4.359252%	4.347092%	9
08/15/25	0	0.00	0	0.00	1	3,927,062.44	0	0.00	1	3,927,062.44	0	0.00	0	0.00	0	0.00	4.358977%	4.346832%	10
07/17/25	0	0.00	0	0.00	1	3,927,062.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.358674%	4.346543%	11
06/17/25	0	0.00	0	0.00	1	3,927,062.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.358419%	4.346304%	12
05/16/25	0	0.00	0	0.00	1	3,927,062.44	0	0.00	0	0.00	0	0.00	0	0.00	1	726,712.47	4.358119%	4.346018%	13
04/17/25	0	0.00	0	0.00	2	38,127,062.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411577%	4.385578%	14
03/17/25	0	0.00	0	0.00	2	38,127,062.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411178%	4.385208%	15
02/18/25	0	0.00	0	0.00	2	38,136,423.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.410914%	4.384976%	16
01/17/25	0	0.00	0	0.00	2	38,144,078.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.410614%	4.384702%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	301741120	11/06/25	0	5	104,888.44	104,888.44	0.00	14,760,856.34	11/19/25	0
14	301461027	11/06/25	0	5	92,396.93	92,396.93	0.00	15,154,101.26	09/19/25	1
20	301741140	11/06/25	0	B	53,008.34	53,008.34	0.00	8,825,102.52
35	306590035	12/06/23	23	6	(52.00)	373,811.78	243,685.69	4,043,898.80	12/19/23	7			07/11/25
Totals					250,241.71	624,105.49	243,685.69	42,783,958.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		51,472,344	21,646,169	29,826,175		0
0 - 6 Months		194,129,894	194,129,894	0		0
7 - 12 Months		278,211,513	274,284,451	0		3,927,062
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		22,307,137	22,307,137	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	546,120,888	542,193,826	0	0	0	3,927,062
Nov-25	546,864,086	527,782,922	15,154,101	0	0	3,927,062
Oct-25	547,565,559	528,454,172	0	0	15,184,325	3,927,062
Sep-25	548,303,219	529,159,732	0	0	15,216,425	3,927,062
Aug-25	548,998,993	545,071,930	0	0	0	3,927,062
Jul-25	549,692,013	545,764,950	0	0	3,927,062	0
Jun-25	550,421,524	546,494,461	0	0	3,927,062	0
May-25	551,108,911	547,181,848	0	0	3,927,062	0
Apr-25	586,032,992	547,905,929	0	0	38,127,062	0
Mar-25	586,714,790	548,587,728	0	0	38,127,062	0
Feb-25	587,522,063	549,385,639	0	0	38,136,424	0
Jan-25	588,205,652	550,061,574	0	0	38,144,078	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	301741120	14,704,420.41	14,760,856.34	138,000,000.00	11/11/15	3,250,157.95	1.28540	06/30/25	12/06/25	185
14	301461027	15,121,754.66	15,154,101.26	24,470,000.00	10/31/25	646,472.40	1.16690	06/30/25	09/06/25	249
35	306590035	3,927,062.44	4,043,898.80	1,610,000.00	01/24/25	443,259.33	1.97190	09/30/23	07/06/26	246
Totals		33,753,237.51	33,958,856.40	164,080,000.00		4,339,889.68

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	301741120	RT	GA	11/19/25	0

14	301461027	RT	TX	09/19/25	1

35	306590035	OF	KY	12/19/23	7

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	306590010	26,650,000.00	4.72500%	26,650,000.00 4.72500%		10	03/24/21	04/05/20	09/11/20
11	310934908	23,314,832.45	4.53000%	23,314,832.45 4.53000%		10	07/02/20	07/11/20	09/11/20
22	301741152	8,333,973.39	4.85000%	8,333,973.39 4.85000%		10	11/06/20	10/06/20	01/08/21
25	301741148	7,382,897.74	4.92000%	7,382,897.74 4.92000%		10	10/16/20	10/16/20	11/05/20
Totals		65,681,703.58		65,681,703.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	306590006 05/16/25	34,200,000.00	33,800,000.00	18,356,738.05	17,630,025.58	18,356,738.05	726,712.47	33,473,287.53	0.00	0.00	33,473,287.53	97.87%
31	306590031 09/17/21	5,239,254.58	4,700,000.00	5,768,756.73	311,410.16	5,768,756.73	5,457,346.57	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		39,439,254.58	38,500,000.00	24,125,494.78	17,941,435.74	24,125,494.78	6,184,059.04	33,473,287.53	0.00	0.00	33,473,287.53

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/25	0.00	(66,144.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(70,078.41)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(65,863.04)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(69,780.62)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(69,628.31)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(65,439.57)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(69,332.84)	0.00	0.00	0.00	0.00	0.00	0.00
6	306590006	05/16/25	0.00	0.00	33,473,287.53	0.00	0.00	33,473,287.53	0.00	0.00	33,473,287.53
31	306590031	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(66,144.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(476,267.46)	33,473,287.53	0.00	0.00	33,473,287.53	0.00	0.00	33,473,287.53

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	0.00	0.00	1,119.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	863.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	(111.75)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	600.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	518.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	402.71	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	927.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	818.14	0.00	0.00	0.00	0.00	16,690.02	0.00	0.00	0.00	0.00
Total	0.00	0.00	706.39	0.00	4,029.46	0.00	0.00	16,690.02	402.71	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,828.58

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27